Initial Public Offering and Founders' Warrants (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 19, 2015	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2017	Aug. 31, 2016
Partners' Capital Account, Units, Sold in Public Offering	32,500,000
Sale of Stock, Price Per Share	$ 10.00		$ 10.00
Underwriters’ overallotment option exercised	2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01			$ 1.00	$ 1.00
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding	Each whole Warrant entitles the holder to purchase one share of common stock at a price of $11.50 commencing on the later of 30 days after the Company’s completion of a Business Combination or October 19, 2016 and expiring five years from the completion of a Business Combination. The Company may redeem the Warrants at a price of $0.01 per Warrant upon 30 days’ notice, only in the event that the last sale price of the shares of common stock is at least $18.00 per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given. If the Company redeems the Warrants as described above, management will have the option to require all holders that wish to exercise their Warrants to do so on a “cashless basis.” No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the Warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Warrants is not effective within a specified period following the consummation of an initial Business Combination, Warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act of 1933, as amended, provided that such exemption is available.
Proceeds from Issuance of Warrants	$ 8,250,000	$ 8,250,000
Warrants Par Value	$ 1.00		$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		8,250,000	8,250,000
Warrants outstanding		24,500,000	24,500,000	24,500,000
Warrants cancelled in connection with business combination				2,000,000
Founders [Member]
Warrants outstanding			8,250,000	8,250,000
Common Stock [Member]
Share Price	18.00
Investment Warrants Exercise Price	$ 11.50